UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

January 26, 2017 to February 27, 2017

Commission File Number of issuing entity: 333-179292-03

Central Index Key Number of issuing entity: 0001554730

Sequoia Mortgage Trust 2012-4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-179292

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Matthew J. Tomiak

(415) 389-7373

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3886968

38-3886969

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒

A-2	☐	☐	☒

A-3	☐	☐	☒

A-IO1	☐	☐	☒

A-IO2	☐	☐	☒

A-IO3	☐	☐	☒

B-1	☐	☐	☒

B-2	☐	☐	☒

B-3	☐	☐	☒

B-4	☐	☐	☒

B-5	☐	☐	☒

LT-R	☐	☐	☒

R	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 27, 2017, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-4.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2012-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 26, 2017 to February 27, 2017.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-4. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on  February 14, 2017. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

The Sponsor’s retained interest in Sequoia Mortgage Trust 2012-4, Class B1 (CUSIP 81744VAG7), with an original unpaid principal balance of $9,709,000, was sold during the period covered by this report to a non-affiliate, reducing the Sponsor’s retained interest in Class B1 from 100% ($9,709,000 of the original unpaid principal balance of Class B1), to 0.0%.

The Sponsor notes that the assets securitized in Sequoia Mortgage Trust 2012-4 are not subject to risk retention requirements, and hence it is not obligated to retain any interest in the securities.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-4, relating to the February 27, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.
(Depositor)

/s/ Matthew Tomiak
Matthew Tomiak, Vice President

Date: March 14, 2017

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-4, relating to the February 27, 2017 distribution.